Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]
Annual minimum compensation for the terms of the employment agreements for terms greater than one year, as amended, is as follows:

2014	$1,415,708
2015	789,990
2016	448,000
2017	340,000
2018	62,000
Total	$3,055,698